Leases (Details) - Schedule of Lease Costs - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Costs Abstract
Operating lease expense	$ 963,213	$ 988,381	$ 1,396,875	$ 819,587
Total lease costs	$ 963,213	$ 988,381	$ 1,396,875	$ 819,587